SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds	$ 129,832,700	$ 0
Class A common stock issuance costs	(339,752)	0
Measurement adjustment of carrying value to redemption value	13,511,990	0
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	132,250,000	132,250,000
Initial Public Offering [Member]
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds	132,250,000	132,250,000
Measurement adjustment of carrying value to redemption value	13,511,990	13,511,990
Class A common stock subject to possible redemption	132,250,000	132,250,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock issuance costs	(7,029,990)	(7,029,990)
Initial Public Offering [Member] | Public Warrants [Member]
Common Stock Subject to Possible Redemption [Abstract]
Proceeds allocated to public warrants	$ (6,482,000)	$ (6,482,000)